Related parties - Narrative (Details) € / shares in Units, $ in Millions								12 Months Ended
	Sep. 25, 2020 EUR (€)	Sep. 25, 2020 USD ($)	Nov. 06, 2019 EUR (€)	Oct. 22, 2019	Aug. 28, 2019	Jul. 14, 2019 EUR (€)	Jul. 14, 2019 USD ($)	Dec. 31, 2020 EUR (€) EquityInstruments item employee € / shares	Dec. 31, 2019 EUR (€) EquityInstruments employee € / shares	Dec. 31, 2018 EUR (€) EquityInstruments € / shares	Dec. 31, 2017 EUR (€)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee								6	6
Number of board of directors | employee								8
Granted during the period | EquityInstruments								2,173,335	1,699,690	1,235,245
Exercise price of warrants | € / shares								€ 168.4	€ 95.1	€ 79.9
Milestones received								€ 90,192,000	€ 49,727,000	€ 20,965,000
Cross charges payable relating to development of Filgotinib								24,800
Upfront payment received						€ 3,569,800,000	$ 3,950.0
Deferred income classified as current								443,159,000	414,298,000	149,801,000
Deferred Income								€ 2,809,133,000	€ 3,000,646,000	149,801,000	€ 219,892,000
Cost share mechanism								50.00%
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period | EquityInstruments								128,769	213,147
Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Upfront payment received									€ 3,845,373,000
Deferred Income								€ 4,286,852,000	4,012,108,000
Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred Income								1,990,400,000	2,220,000,000.0
Impact on revenues from performance obligations								229,600,000	80,900,000
Gilead collaboration agreement for drug discovery platform | Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred Income								1,990,412,000	2,220,013,000
Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred Income								818,700,000
Collaboration agreement for filgotinib | Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Milestones received								90,192,000	27,317,000	12,417,000
Deferred Income								818,654,000	€ 780,261,000	€ 145,798,000	€ 213,981,000
Gilead collaboration agreement for ziritaxestat and filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration								€ 22,800,000
Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of stake			25.10%		22.04%
Percentage of ownership interest								25.54%	25.84%
Number of capital increases | item								4
Non-current trade receivables								€ 50,000,000
Trade and other receivables								132,825,000	€ 31,645,000
Trade and other payables								27,074,000	39,100,000
Additional equity investment			€ 368,000,000.0
Gilead | Japanese authorities
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Milestones received	€ 25,800,000	$ 30.0
Gilead | European authorities
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Milestones received	€ 64,400,000	$ 75.0
Gilead | Maximum
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of stake				29.90%
Gilead | Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred Income								2,000,000,000.0
Gilead | Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration								160,000,000.0
Amount receivable in relation to the collaboration, Year One								110,000,000.0
Amount receivable in relation to the collaboration, Year Two								50,000,000.0
Deferred Income								819,000,000
Gilead | GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursements recognized								34,100,000	17,700,000
Filgotinib drug license
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total impact on revenue								228,100,000	41,400,000
Filgotinib drug license | Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration								160,000,000
Filgotinib drug license | Gilead
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income								16,200,000
Cost reimbursements recognized								101,000,000.0	72,000,000.0
Adddition (deduction) of sales & marketing expenses								(4,700,000)	€ 8,200,000
Deduction of research and development expenditure								€ (3,100,000)
Cost share mechanism									50.00%